Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	1-34694
Entity Registrant Name	VEON LTD.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Index Tower (East Tower), Unit 1703,
Entity Address, City or Town	Dubai (DIFC)
Entity Address, Country	AE
Entity Common Stock, Shares Outstanding (in shares)	1,849,190,667
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Central Index Key	0001468091
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
American Depositary Shares
Document Information [Line Items]
Title of 12(b) Security	American Depositary Shares, or ADSs,each representing 25 common shares
Trading Symbol	VEON
Security Exchange Name	NASDAQ
Common shares
Document Information [Line Items]
Title of 12(b) Security	Common shares, US$0.001 nominal value
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
Business Contact
Document Information [Line Items]
Entity Address, Address Line One	Index Tower (East Tower), Unit 1703,
Entity Address, City or Town	Dubai (DIFC)
Entity Address, Country	AE
Contact Personnel Name	Sebastian Rice
City Area Code	+971
Local Phone Number	52 138 1275